Deferred consideration (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Consideration
Opening provision at 1 January
On acquisition of licence	1,997
Payments	(274)
Interest expense	144
Foreign exchange	(23)
Deferred consideration	1,844
Less: non-current portion	(1,306)
Current portion	£ 538